Related Party Transactions - Schedule of Balance with Joint Venture (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2019	Dec. 31, 2018
A joint venture [member]
Balance with a joint venture
Amount due from a joint venture - included in other current assets	¥ 74	¥ 137